American Century Asset Allocation Portfolios, Inc.

PROSPECTUS SUPPLEMENT

ONE CHOICE PORTFOLIO(sm): VERY CONSERVATIVE
ONE CHOICE PORTFOLIO(sm): CONSERVATIVE
ONE CHOICE PORTFOLIO(sm): MODERATE
ONE CHOICE PORTFOLIO(sm): AGGRESSIVE
ONE CHOICE PORTFOLIO(sm): VERY AGGRESSIVE
(INVESTOR CLASS)

Supplement dated January 3, 2005 * Prospectus dated September 30, 2004

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER What are the funds' investment objectives? ON PAGE 2.

   Each of the One Choice Portfolios(sm) (the funds) seeks the highest
   TOTAL RETURN consistent with its asset mix.

THE FOLLOWING REPLACES THE Neutral Mix CHART ON PAGE 2.

                       ONE CHOICE                                             ONE CHOICE
                       PORTFOLIO:     ONE CHOICE     ONE CHOICE  ONE CHOICE   PORTFOLIO:
                       VERY           PORTFOLIO:     PORTFOLIO:  PORTFOLIO:   VERY
   ASSET CLASS         CONSERVATIVE   CONSERVATIVE   MODERATE    AGGRESSIVE   AGGRESSIVE
   -------------------------------------------------------------------------------------
   Equity Securities   25%            45%            64%         79%          96%
   (Stocks)
   -------------------------------------------------------------------------------------
   Fixed-Income        50%            45%            30%         19%          2%
   Securities
   (Bonds)
   -------------------------------------------------------------------------------------
   Cash Equivalents    25%            10%            6%          2%           2%
   (Money Markets)
   -------------------------------------------------------------------------------------

THE FOLLOWING IS ADDED AS THE LAST RISK UNDER What are the funds' principal risks? ON PAGE 3.

   *  NONDIVERSIFICATION - Because the funds directly invest in only a relatively small number of underlying funds, they are classified as nondiversified. However, the underlying funds are generally diversified and so indirectly provide broad exposure to a large number of securities.

THE FOLLOWING REPLACES THE Estimated Total Annual Underlying Fund Operating
Expenses AND Estimated Combined Total Annual Expense Ratio FOR ONE CHOICE
PORTFOLIO: VERY AGGRESSIVE IN THE Annual Fund Operating Expenses SECTION ON
PAGE 5.

   ----------------------------------------------------------------------------
   One Choice Portfolio:
   Very Aggressive
     Investor Class         1.02%                    1.02%
   ----------------------------------------------------------------------------

THE FOLLOWING REPLACES THE INFORMATION FOR ONE CHOICE PORTFOLIO: VERY AGGRESSIVE
IN THE Example ON PAGE 6.

                                                     1 YEAR             3 YEARS
   ----------------------------------------------------------------------------
   One Choice Portfolio:
   Very Aggressive
     Investor Class                                  $104               $324
   ----------------------------------------------------------------------------

THE FOLLOWING REPLACES THE CHART ON PAGE 7.

                               ONE CHOICE                                          ONE CHOICE
                               PORTFOLIO:    ONE CHOICE    ONE CHOICE  ONE CHOICE  PORTFOLIO:
   ASSET CLASS                 VERY          PORTFOLIO:    PORTFOLIO:  PORTFOLIO:  VERY
        UNDERLYING FUND(1)     CONSERVATIVE  CONSERVATIVE  MODERATE    AGGRESSIVE  AGGRESSIVE
   ------------------------------------------------------------------------------------------
   Equity Securities
   (Stocks)
        Growth                  2.5%          4.75%         8.0%        14.5%       17.75%
   ------------------------------------------------------------------------------------------
        Vista                   1.5%          4.0%          7.0%        13.5%       16.5%
   ------------------------------------------------------------------------------------------
        Equity Growth           5.0%          9.0%          16.0%       14.5%       17.75%
   ------------------------------------------------------------------------------------------
        Large Company
        Value                   8.0%          11.0%         9.5%        8.5%        10.5%
   ------------------------------------------------------------------------------------------
        Value                   5.0%          6.75%         5.5%        4.75%       6.0%
   ------------------------------------------------------------------------------------------
        Small Company           1.0%          1.5%          2.0%        2.25%       2.5%
   ------------------------------------------------------------------------------------------
        Real Estate             2.0%          2.0%          2.0%        2.0%        2.0%
   ------------------------------------------------------------------------------------------
        International
        Growth                  0.0%          6.0%          10.0%       12.5%       15.5%
   ------------------------------------------------------------------------------------------
        Emerging Markets        0.0%          0.0%          4.0%        6.5%        7.5%
   ------------------------------------------------------------------------------------------
        TOTAL                   25.0%         45.0%         64.0%       79.0%       96.0%
   ------------------------------------------------------------------------------------------
   Fixed-Income
   Securities (Bonds)
        Diversified Bond        40.0%         37.0%         24.0%       14.0%       2.0%
   ------------------------------------------------------------------------------------------
        High Yield              0.0%          0.0%          3.0%        5.0%        0.0%
   ------------------------------------------------------------------------------------------
        International Bond      10.0%         8.0%          3.0%        0.0%        0.0%
   ------------------------------------------------------------------------------------------
        TOTAL                   50.0%         45.0%         30.0%       19.0%       2.0%
   ------------------------------------------------------------------------------------------
   Cash Equivalents
   (Money Markets)
        Prime Money Market      25.0%         10.0%         6.0%        2.0%        2.0%
   ------------------------------------------------------------------------------------------
        TOTAL                   25.0%         10.0%         6.0%        2.0%        2.0%
   ------------------------------------------------------------------------------------------

   (1)  THE FUNDS INVEST IN INVESTOR CLASS SHARES OF EACH UNDERLYING FUND.

THE FOLLOWING REPLACES THE SECOND SENTENCE IN THE FIRST PARAGRAPH UNDER What are
the underlying funds' investment techniques? ON PAGE 8.

   They also include investments in the real estate sector as well as in foreign stocks from developed and emerging markets.

THE FOLLOWING PARAGRAPHS ARE INSERTED AT THE BOTTOM OF PAGE 8.

   SMALL COMPANY seeks long-term capital growth. It uses a quantitative investment strategy and invests primarily in smaller U.S. companies.

   REAL ESTATE seeks long-term capital appreciation with income as a secondary objective. It invests primarily in equity securities issued by real estate investment trusts (REITs) and companies engaged in the real estate industry.

SH-SPL-41424   0501